Inventories	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventories
3	Inventories

The components of inventories as of March 31, 2013 and 2014 are as follows:

	2013	2014
	$ in thousands	$ in thousands

Raw materials	1,904	5,137
Work in progress	2,487	2,229
Finished goods	1,069	179

	5,460	7,545

During the fiscal years ended March 31, 2012 and 2014, based upon material composition and expected usage, inventories of approximately $283,000 and $874,000, respectively, were charged to the consolidated statements of operations under costs of sales.